UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Laidlaw Group, LLC
Address: 95 Katonah Ave
Katonah, NY 10536
13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and the it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name: Ben Connard
Title: Analyst
Phone: 914-767-0650
Signature, 	Place, 		and Date of Signing
Ben Connard 	Katonah, NY 	January 27, 2010
Report Type: (Check only one):

[ X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager: None
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: 110637

List of Other Included Managers:

No. 13F File Number Name
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FORM 13F INFORMATION TABLE

							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP           (x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
----------------------------- --------- --------------- ------- ------- ------- ------- ------- --------------- ------- ----
3M Company			COM	88579y101	$3,142	38,007	SH		SOLE		38,007
Abbott Laboratories		COM	2824100	$320	5,930	SH		SOLE		5,930
Apache Corp			COM	37411105	$2,474	23,975	SH		SOLE		23,975
AT&T Corp       		COM	00206R102	$447	15,956	SH		SOLE		15,956
Automatic Data Processing 	COM	53015103	$2,492	58,195	SH		SOLE		58,195
Berkshire Hathaway Inc Cl A	COM	84670108	$397	4	SH		SOLE		4
Brown-Forman Corp		COM	115637209	$2,930	54,687	SH		SOLE		54,687
Celgene Corp			COM	151020104	$386	6,933	SH		SOLE		6,933
Chevron Corp			COM	166764100	$830	10,784	SH		SOLE		10,784
Cisco Systems Inc		COM	17275R102	$3,236	135,187	SH		SOLE		135,187
CME Group Inc			COM	12572Q105	$2,636	7,845	SH		SOLE		7,845
Danaher Corp			COM	235851102	$2,902	38,595	SH		SOLE		38,595
Dominion Resources Inc		COM	25746U109	$212	5,442	SH		SOLE		5,442
Dupont (EI) De Nemours & Co	COM	263534109	$323	9,582	SH		SOLE		9,582
Enerplus Res Fund		COM	29274D604	$268	11,656	SH		SOLE		11,656
Equifax Inc			COM	294429105	$1,739	56,310	SH		SOLE		56,310
Exxon Mobil Corp		COM	30231G102	$4,405	64,603	SH		SOLE		64,603
Fedex Corp			COM	31428X106	$2,611	31,290	SH		SOLE		31,290
First Community Bancshares	COM	31983A103	$127	10,505	SH		SOLE		10,505
General Electric Co		COM	369604103	$390	25,775	SH		SOLE		25,775
Google Inc			COM	38259P508	$3,407	5,496	SH		SOLE		5,496
Intl Business Machines Co	COM	459200101	$641	4,900	SH		SOLE		4,900
iShares Barclays 1-3 Year	ETF	464288646	$5,124	49,291	SH		SOLE		49,291
iShares Barclays 1-3 Year	ETF	464287457	$1,524	18,375	SH		SOLE		18,375
iShares Barclays MBS		ETF	464288588	$6,943	65,510	SH		SOLE		65,510
iShares Barclays Tips Bond 	ETF	464287176	$8,544	82,231	SH		SOLE		82,231
iShares MSCI Australia Index	ETF	464286103	$1,240	54,295	SH		SOLE		54,295
iShares MSCI South Korea	ETF	464286772	$859	18,030	SH		SOLE		18,030
iShares S&P Amt-Free Muni	ETF	464288323	$306	2,950	SH		SOLE		2,950
Johnson & Johnson		COM	478160104	$1,161	18,032	SH		SOLE		18,032
Kimco Realty Corp		COM	49446R109	$787	58,160	SH		SOLE		58,160
Laboratory Corp of America	COM	50540R409	$2,592	34,635	SH		SOLE		34,635
Landauer Inc			COM	51476K103	$544	8,865	SH		SOLE		8,865
Medtronic Inc			COM	585055106	$2,636	59,929	SH		SOLE		59,929
Microsoft Corp			COM	594918104	$4,097	134,432	SH		SOLE		134,432
Nike Inc Class B		COM	654106103	$3,129	47,365	SH		SOLE		47,365
Noble Corp			COM	H5883N103	$2,256	55,420	SH		SOLE		55,420
Optionsxpress Hldgs Inc		COM	684010101	$1,424	92,155	SH		SOLE		92,155
Pepsico Inc      		COM	713448108	$527	8,670	SH		SOLE		8,670
Pfizer Inc			COM	717081103	$2,311	127,062	SH		SOLE		127,062
Plum Creek Timber Co Inc	COM	729251108	$2,106	55,762	SH		SOLE		55,762
Primesource Healthcare Inc	COM	55068710	$0	56,628	SH		SOLE		56,628
Procter & Gamble Co		COM	742718109	$3,349	55,242	SH		SOLE		55,242
Qualcomm Inc			COM	747525103	$2,064	44,626	SH		SOLE		44,626
Schlumberger Ltd		COM	806857108	$204	3,140	SH		SOLE		3,140
Smucker JM Co			COM	832696405	$3,170	51,344	SH		SOLE		51,344
Southern Co			COM	842587107	$2,736	82,124	SH		SOLE		82,124
SPDR Barclays Municipal		ETF	78464A458	$2,338	103,100	SH		SOLE		103,100
SPDR Barclays New York Muni	ETF	78464A433	$539	24,100	SH		SOLE		24,100
State Street Corp		COM	857477103	$864	19,855	SH		SOLE		19,855
Sysco Corp			COM	871829107	$2,491	89,165	SH		SOLE		89,165
United Guardian Inc		COM	910571108	$140	12,178	SH		SOLE		12,178
Urstadt Biddle Pptys Inc	COM	917286205	$446	29,200	SH		SOLE		29,200
Vanguard Europe Pacific ETF	ETF	921943858	$2,209	64,605	SH		SOLE		64,605
Vanguard Short Term Bond Fund	ETF	921937207	$377	36,205	SH		SOLE		36,205
Vanguard Total Stock Market	ETF	922908769	$201	3,569	SH		SOLE		3,569
Verizon Communications Inc	COM	92343V104	$262	7,918	SH		SOLE		7,918
Wal-Mart Stores Inc		COM	931142103	$238	4,462	SH		SOLE		4,462
WisdomTree Emg Mkts Smcap	ETF	97717W281	$2,420	56,205	SH		SOLE		56,205
World Wrestling Entertainment	COM	98156Q108	$333	21,750	SH		SOLE		21,750
Zimmer Holdings Inc		COM	98956p102	$1,825	30,880	SH		SOLE		30,880
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